Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ 229,086	$ (242,372)	$ 87,317
Non-cash items:
Depreciation and amortization	99,033	106,084	117,212
Write-down / sale of vessels	(8,888)	92,368	69,446
Unrealized (gain) loss on derivative instruments (note 11)	(3,163)	(1,432)	1,458
Equity income (loss) (note 5)	(244)	14,107	(5,100)
Income tax (recovery) expense (note 21)	529	(1,931)	7,283
Other	4,217	2,001	5,232
Change in operating assets and liabilities (note 16)	(112,224)	(47,985)	89,920
Expenditures For Dry Docking	(14,423)	(26,974)	(24,655)
Net operating cash flow	193,265	(107,312)	347,943
FINANCING ACTIVITIES
Proceeds from short-term debt (note 8)	134,000	50,000	235,000
Prepayments of short-term debt (note 8)	(159,000)	(35,000)	(275,000)
Proceeds from long-term debt, net of issuance costs (note 9)	0	221,167	574,872
Scheduled repayments of long-term debt (note 9)	(56,914)	(11,229)	(13,174)
Prepayments of long-term debt (note 9)	(267,592)	(135,000)	(882,495)
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10)	288,108	140,226	0
Scheduled repayments of obligations related to finance leases (note 10)	(50,636)	(23,873)	(25,149)
Prepayment of obligations related to finance leases (note 10)	0	(184,115)	(29,596)
Other	(1,014)	(225)	(562)
Net financing cash flow	(113,048)	21,951	(416,104)
INVESTING ACTIVITIES
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents			2,100
Proceeds from the sale of assets (2020 - net of cash sold of $2.1 million) (note 19)	69,646	58,090	85,892
Expenditures for vessels and equipment	(15,430)	(21,447)	(16,025)
Net investing cash flow	51,216	38,143	74,517
Increase (decrease) in cash, cash equivalents and restricted cash	131,433	(47,218)	6,356
Cash, cash equivalents and restricted cash, beginning of the year	55,928	103,146	96,790
Cash, cash equivalents and restricted cash, end of the year (note 16c)	187,361	55,928	103,146
Increase (Decrease) in Notes Receivable, Related Parties	(3,000)	(1,500)	(4,650)
Freight Tax [Member] [Member]
Non-cash items:
Income tax (recovery) expense (note 21)	$ (129)	$ (3,109)	$ 7,113